Related Parties	12 Months Ended
Dec. 31, 2022
Texts Block [Abstract]
Related Parties
22
Related parties
i)
Transactions with key management personnel

Compensation to Directors and executive officers of the Group comprised the following:

	2022	2021	2020
(in $ millions)	$	$	$
Short-term employee benefits	7	4	2
Post-employment benefits	*	*	*
Share-based payment	160	172	24

* Amount less than $1 million

The aggregate value of transactions and outstanding balances related to key management personnel and entities over which they have control or joint control is insignificant.

The Group Chief Operating Officer, appointed with effect from January 4, 2022 and the Group Technology Officer, appointed with effect from October 1, 2022 are considered a part of key management personnel.

ii)
Other related party transactions

The Group has entered into shareholders agreements that include capital contribution commitments. This primarily includes a commitment to contribute approximately $813 million to a subsidiary within the Group’s financial service segment offering digital banking services.

The Group did not enter into other significant related party transactions.